Right-of-Use Assets	12 Months Ended
Jun. 30, 2025
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS

17. RIGHT-OF-USE ASSETS

The Company entered into operating lease agreements for office spaces including lease agreements with various expiration dates through 2024 to 2029. The Company determines the contract contains a lease at inception. The lease areas are physically distinct and explicitly specified in the contract. The lessors don’t have substantive substitution right to substitute the areas throughout the lease term. The Company has the right to direct the use of the areas from which to obtain substantially all of the economic benefits. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset. All of the Company’s office space leases are classified as operating leases. The lease agreements generally do not contain options to extend or terminate the lease. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company adopted 4.65% as an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

During the years ended June 30, 2025, 2024 and 2023, the lease cost included in the Company’s consolidation statements of operations and comprehensive loss are $651,846, $907,264 and $817,410, respectively.

Supplemental cash flow information related to operating leases were as follows:

	For the years ended June 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$588,878	$967,963	$842,929

Supplemental balance sheet information related to operating leases were as follows:

	As of June 30,
	2025	2024
Operating lease right-of-use assets, net	$1,976,410	$2,473,165

Operating lease liabilities, current	$613,447	$584,591
Operating lease liabilities, non-current	1,719,509	2,299,697
Total operating lease liabilities	$2,332,956	$2,884,288

Weighted average remaining lease term of operating leases	3.58 years	4.54 years
Weighted average discount rate of operating leases	4.65%	4.65%

The Company’s maturity analysis of operating lease liabilities as of June 30, 2025 is as follows:

Operating
Leases
By June 30, 2026	$708,954
By June 30, 2027	670,571
By June 30, 2028	690,656
By June 30, 2029	471,991
Total lease payment	2,542,172
Less: imputed interest	(209,216)
Present value of operating lease liabilities	2,332,956
Less: current obligation	(613,447)
Long-term obligation at June 30, 2025	$1,719,509